Segmentation of key figures (Details 2) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of operating segments [line items]
Interest income	$ 110	$ 43	$ 33
Impairment charges and fair value gains on financial assets, net	(256)	(132)	(104)
Additions to restructuring provisions	(194)	(343)	(399)
Equity-based compensation of Novartis equity plans	(924)	(846)	(968)
Continuing operations
Disclosure of operating segments [line items]
Equity-based compensation of Novartis equity plans	(924)	(846)	(903)
Property, plant and equipment [member]
Disclosure of operating segments [line items]
Depreciation and amortisation expense	(1,520)	(1,489)	(1,470)
Impairment loss (reversal of impairment loss) recognised in profit or loss	(157)	(102)	(80)
Intangible assets and goodwill [member]
Disclosure of operating segments [line items]
Depreciation and amortisation expense	(3,690)	(3,861)	(3,755)
Impairment loss (reversal of impairment loss) recognised in profit or loss	(709)	(591)	(166)
Operating segments [member] | Innovative Medicines | Continuing operations
Disclosure of operating segments [line items]
Impairment charges and fair value gains on financial assets, net	(42)	(55)	(32)
Additions to restructuring provisions	(122)	(236)	(232)
Equity-based compensation of Novartis equity plans	(593)	(582)	(620)
Operating segments [member] | Innovative Medicines | Property, plant and equipment [member] | Continuing operations
Disclosure of operating segments [line items]
Depreciation and amortisation expense	(916)	(883)	(839)
Impairment loss (reversal of impairment loss) recognised in profit or loss	(84)	(93)	39
Operating segments [member] | Innovative Medicines | Intangible assets and goodwill [member] | Continuing operations
Disclosure of operating segments [line items]
Depreciation and amortisation expense	(2,291)	(2,470)	(2,384)
Impairment loss (reversal of impairment loss) recognised in profit or loss	(591)	(522)	(138)
Operating segments [member] | Sandoz | Continuing operations
Disclosure of operating segments [line items]
Additions to restructuring provisions	(61)	(46)	(93)
Equity-based compensation of Novartis equity plans	(52)	(47)	(53)
Operating segments [member] | Sandoz | Property, plant and equipment [member] | Continuing operations
Disclosure of operating segments [line items]
Depreciation and amortisation expense	(270)	(260)	(277)
Impairment loss (reversal of impairment loss) recognised in profit or loss	(73)	(2)	(97)
Operating segments [member] | Sandoz | Intangible assets and goodwill [member] | Continuing operations
Disclosure of operating segments [line items]
Depreciation and amortisation expense	(447)	(450)	(450)
Impairment loss (reversal of impairment loss) recognised in profit or loss	(61)	(65)	(27)
Operating segments [member] | Alcon | Continuing operations
Disclosure of operating segments [line items]
Impairment charges and fair value gains on financial assets, net	(29)
Additions to restructuring provisions	(8)	(36)	(25)
Equity-based compensation of Novartis equity plans	(71)	(53)	(66)
Operating segments [member] | Alcon | Property, plant and equipment [member] | Continuing operations
Disclosure of operating segments [line items]
Depreciation and amortisation expense	(217)	(229)	(237)
Impairment loss (reversal of impairment loss) recognised in profit or loss		(5)	(1)
Operating segments [member] | Alcon | Intangible assets and goodwill [member] | Continuing operations
Disclosure of operating segments [line items]
Depreciation and amortisation expense	(942)	(929)	(912)
Impairment loss (reversal of impairment loss) recognised in profit or loss	(57)	(4)	(1)
Operating segments [member] | Corporate | Continuing operations
Disclosure of operating segments [line items]
Impairment charges and fair value gains on financial assets, net	(185)	(77)	(72)
Additions to restructuring provisions	(3)	(25)	(49)
Equity-based compensation of Novartis equity plans	(208)	(164)	(164)
Operating segments [member] | Corporate | Property, plant and equipment [member] | Continuing operations
Disclosure of operating segments [line items]
Depreciation and amortisation expense	(117)	(117)	(117)
Impairment loss (reversal of impairment loss) recognised in profit or loss		(2)	(21)
Operating segments [member] | Corporate | Intangible assets and goodwill [member] | Continuing operations
Disclosure of operating segments [line items]
Depreciation and amortisation expense	$ (10)	$ (12)	$ (9)